INTERIM FINANCIAL DATA	9 Months Ended
Sep. 30, 2015
Interim Financial Data [Abstract]
INTERIM FINANCIAL DATA
1. INTERIM FINANCIAL DATA
The unaudited interim condensed consolidated financial statements of Nordic American Offshore Ltd, together with its subsidiaries, ("NAO" or "The Company") have been prepared on the same basis as the Company's audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and results of operations in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2014.